SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions for Stock Options) (Details) - Employee Stock Option [Member] - Multiple	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	13.00%	10.00%
Suboptimal exercise multiple	1.29	1.29	1.32
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	38.96%	33.56%	33.76%
Risk-free interest	0.67%	0.32%	1.42%
Contractual term	5 years	5 years	5 years
Forfeiture rate			10.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	42.17%	36.45%	38.31%
Risk-free interest	1.19%	1.51%	2.68%
Contractual term	7 years	7 years	7 years
Forfeiture rate			12.00%